Related parties balances and transactions (Details) - Schedule of related parties outstanding - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Fundacion Betterware., A.C. [Member]
Related parties balances and transactions (Details) - Schedule of related parties outstanding [Line Items]
Trade accounts receivable from related parties		$ 610